ORDINARY SHARES	12 Months Ended
Dec. 31, 2022
ORDINARY SHARES
ORDINARY SHARES

13.         ORDINARY SHARES

The Company’s fifth amended and restated Memorandum and Article of Association authorized the Company to issue 990,000,000 ordinary shares with a par value of $0.001 per share.

As of December 31, 2020, there were 22,264,660 and 6,949,141 shares issued for Class A and Class B ordinary shares, respectively; and there were 20,863,613 and 6,949,141 shares outstanding for Class A and Class B ordinary shares, respectively.

As of December 31, 2021, there were 22,264,660 and 6,949,141 shares issued for Class A and Class B ordinary shares, respectively; and there were 21,086,793 and 6,949,141 shares outstanding for Class A and Class B ordinary shares, respectively.

As of December 31, 2022, there were 22,264,660 and 6,949,141 shares issued for Class A and Class B ordinary shares, respectively; and there were 21,251,614 and 6,949,141 shares outstanding for Class A and Class B ordinary shares, respectively.

Share repurchase program

On November 24, 2017, the Company announced that the board of directors of the Company has approved a share repurchase program whereby the Company is authorized to repurchase its own ordinary shares in the form of American depositary shares with an aggregate value of up to $50,000 during the next 12 months. As of December 31, 2022, the Company did not repurchase any shares under this program.

On December 18, 2018, the Company announced that the board of directors of the Company approved another share repurchase program whereby the Company is authorized to repurchase its own ordinary shares in the form of American depositary shares with an aggregate value of up to $12,000 during the next 12 months. Pursuant to this share repurchase plan, the Company repurchased 1,627,455 shares in 2019, with a total consideration of approximately $12,000 at a price range of $6.50 to $8.00 per share, including brokerage commissions. The shares repurchased by the Company were accounted for at cost as treasury stock. The Company has re-issued 226,408, 449,588 and 614,409 repurchased shares for settlement of restricted shares vested as of December 31, 2020, 2021 and 2022, respectively.